Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

25	Equity
25.1	Capital

On December 31, 2025, the Company’s subscribed and paid-up capital stock amounted to R$ 8,043 and comprised 797,207,834 shares with no par value, distributed as follows:

								Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			72,847,538	21.11			72,847,538	9.14
Norges Bank				20,055,762	5.81			20,055,762	2.52
Other		12,907,077	2.86	97,212,828	28.17	478,790	100.00	110,598,695	13.87
Total		451,668,652	100.00	345,060,365	100.00	478,790	100.00	797,207,807	100.00
Treasury shares				27				27
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorized		535,661,731		616,682,421		593,818		1,152,937,970

(i) American Depositary Receipt (“ADR”), traded on the New York Stock Exchange (NYSE), United States.

25.2	Share rights

Preferred shares carry no voting rights, but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. As common shares, only class “A” preferred shares will have the same claim on the remaining profit that exceeds the minimum mandatory dividend of 6% and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In 2025, R$ 3 was paid to members of the LTI 2022 Program (2024: R$ 8, relating to the LTI 2021 Program), without delivery of shares.